ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 1,590	$ 1,527	$ 593	$ 588	$ 588	$ 204
Asset Retirement Obligation, Liabilities Incurred					889	334
Asset Retirement Obligation, Accretion Expense	32	63	13	5	50	50
Ending balance	$ 1,622	$ 1,590	$ 606	$ 593	$ 1,527	$ 588